Net defined benefit assets (liabilities) - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%	0.50%
Discount rate (0.5% movement)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 1,989	$ 1,832	$ 1,296
Decrease	$ (2,159)	$ (1,989)	$ (1,400)